Stock Based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.35	$ 1.68
Number of Options, Outstanding	1,651,185	275,689	0	0
Weighted Average Remaining Life in Year Exercisable	9 years 4 months 24 days	9 years 10 months 24 days
Number of Option Exercisable	357,811	17,231
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.68
Number of Options, Outstanding	275,689
Weighted Average Remaining Life in Year Exercisable	9 years 2 months 12 days
Number of Option Exercisable	68,922
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.49
Number of Options, Outstanding	370,864
Weighted Average Remaining Life in Year Exercisable	9 years 3 months 18 days
Number of Option Exercisable	14,411
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.63
Number of Options, Outstanding	51,958
Weighted Average Remaining Life in Year Exercisable	9 years 4 months 24 days
Number of Option Exercisable	38,969
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.99
Number of Options, Outstanding	99,214
Weighted Average Remaining Life in Year Exercisable	9 years 6 months
Number of Option Exercisable	14,260
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 6.00
Number of Options, Outstanding	853,460
Weighted Average Remaining Life in Year Exercisable	9 years 6 months
Number of Option Exercisable	221,249